Document and Entity Information	Jan. 04, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001635650
Document Type	8-K
Document Period End Date	Jan. 04, 2024
Entity Registrant Name	GREEN PLAINS PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-37469
Entity Tax Identification Number	47-3822258
Entity Address, Address Line One	1811 Aksarben Drive
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68106
City Area Code	(402)
Local Phone Number	884-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units, Representing Limited Partnership Interests
Trading Symbol	GPP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false